Related Party Transactions and Balances	6 Months Ended
Jun. 30, 2024
Related Party Transactions and Balances [Absract]
Related Party Transactions and Balances

13. Related Party Transactions and Balances

(1) Related Parties:

Name of related parties	Relationship with the Company
Yangzhou Meihua Import and Export Co., Ltd.	An entity controlled by Kai Liu, son of Yongjun Liu, Chairman and shareholder of the Company
Li Jun	A shareholder of Hainan Ruiying
Liu Fang	Daughter of Yongjun Liu, Chairman and shareholder of the Company
Hainan Guoxie Technology Group Co. Ltd. (“Hainan Guoxie”)	An entity method investee

(2) Accounts receivable from a related party

Name of related party	June 30, 2024	December 31, 2023
Yangzhou Meihua Import and Export Co., Ltd.	$788,726	$456,361

As of June 30, 2024, the Company sold manufactured products to Yangzhou Meihua Import and Export Co., Ltd. Subsequently, the Company collected $414,670 in August 2024.

(3) Due from related parties

Name of related party	June 30, 2024	December 31, 2023
Li Jun	$-	$21,127
Hainan Guoxie	5,375,546	-
Total	$5,375,546	$21,127

During the six months ended June 30, 2024, the Company advanced $5,375,546 to Hainan Guoxie. The advance is interest-free and will be converted into a capital injection in Hainan Guoxie.

(4) Deposits to a related party -noncurrent

Name of related party	June 30, 2024	December 31, 2023
Liu Fang	$8,944,298	$9,155,059

On January 19, 2023, Huadong signed a letter of intent with Ms. Liu Fang to purchase 40% equity interest of Jiangsu Guomai Medical Equipment Co., Ltd (“Guomai”). The Company prepaid $9.2 million (RMB65 million) in deposits to Ms. Liu Fang and, as a result, a 40% equity interest in Guomai was pledged to Huadong. The transaction has not been completed as of the date of this report.

(5) Related Party Sales

The Company sells products to its related parties and the sales amount from related parties for the six months ended 2024 and 2023 are as follows:

	For the Six Months ended June 30,
Name of related party	2024	2023
Yangzhou Meihua Import and Export Co., Ltd.	$307,805	$11,751